Taxes on Income (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Long-term tax assets	$ 1,858	$ 2,990
Long-term tax liabilities	(10,343)	(11,331)
Net deferred tax liabilities	$ (8,485)	$ (8,341)